Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The following table represents the carrying amount of goodwill by segment at September 30, 2012:

	Household Products	Personal Care	Total
Balance at October 1, 2011	$36.9	$1,438.4	$1,475.3
Cumulative translation adjustment	0.4	(6.2)	(5.8)
Balance at September 30, 2012	$37.3	$1,432.2	$1,469.5

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]
Total amortizable intangible assets at September 30, 2012 are as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
Tradenames / Brands	$18.7	$11.6	$7.1
Technology and patents	76.7	49.0	27.7
Customer-related / Other	164.0	47.0	117.0
Total amortizable intangible assets	$259.4	$107.6	$151.8